Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our Board of Directors and Compensation Committee do not take material nonpublic information into account when determining the timing and terms of equity grants. In accordance with our policy and practice regarding the timing of equity grants, we avoid timing equity grants based on the release of material non-public information. We did not grant stock options to any of our named executive officers in 2025 and have never granted stock appreciation rights.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Our Board of Directors and Compensation Committee do not take material nonpublic information into account when determining the timing and terms of equity grants. In accordance with our policy and practice regarding the timing of equity grants, we avoid timing equity grants based on the release of material non-public information.
MNPI Disclosure Timed for Compensation Value	false